Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - Government bonds per country of risk [member] - Credit risk [member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 6,164	€ 6,694	[1]
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2	[1]
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	334	307	[1]
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10	10	[1]
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4	[1]
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	36	36	[1]
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	25	24	[1]
Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	71	[1]
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7	1	[1]
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	161	153	[1]
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	93	58	[1]
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	695	610	[1]
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7,601	7,969	[1]
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,095	6,632
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21	20
Americas [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	71
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	82	46
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	660	581
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,926	7,349
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	316	289
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28	28
United Kingdom [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	20	21
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	370	338
International [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	69	62
International [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
International [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10	10
International [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
International [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8	8
International [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
International [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	161	153
International [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	12	13
International [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	16	8
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	286	265
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	18	17
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 18	€ 17

[1]	Includes investments of Holding and other activities.